UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6382
                                                     ---------------------

                  Nuveen Florida Quality Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT December 31, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

    NUVEEN FLORIDA
INVESTMENT QUALITY
    MUNICIPAL FUND
               NQF

    NUVEEN FLORIDA
    QUALITY INCOME
    MUNICIPAL FUND
               NUF

    NUVEEN INSURED
   FLORIDA PREMIUM
  INCOME MUNICIPAL
              FUND
               NFL

    NUVEEN INSURED
  FLORIDA TAX-FREE
         ADVANTAGE
    MUNICIPAL FUND
               NWF


Photo of: Woman and man at the beach.
Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
          LETTER TO SHAREHOLDERS


     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.


     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     February 15, 2007

Nuveen Investments Florida Municipal Closed-End Funds
(NQF, NUF, NFL, NWF)

Portfolio Manager's
        COMMENTS

Portfolio manager Cathryn Steeves discusses key investment strategies and the six month performance of these four Nuveen Florida Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for NQF and NUF in January 2005 and for NFL and NWF in May 2005.



WHAT KEY STRATEGIES WERE USED TO MANAGE THE FLORIDA FUNDS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006?

As the yield curve flattened during this six-month period, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. In selecting new additions for our portfolios, our activity focused mainly on attractively priced bonds in the longer range of the yield curve. We believe these bonds generally offered better value and reward opportunities more commensurate with their risk levels. In addition, to help maintain the Funds' durations within our preferred strategic range, we also were selectively selling holdings with shorter durations in all the Funds.

During this six-month period we found opportunities in health care and land-secured bonds. These bonds generally had attractive prices. At the same time, we maintained the Funds' weightings of lower-quality bonds (with the exception of NFL, whose portfolio consists only of insured or U.S. guaranteed bonds). However, since lower-quality bonds performed well over this period, we generally found few attractive purchase opportunities.

In NQF and NUF, our duration management strategies over the past six months also included the use of forward interest rate swaps, a type of derivative financial instrument. Our objective was to reduce the duration (and resulting pricing sensitivity) of the Funds without having a negative impact on income or common shares dividends over the short term. This strategy has been effective in helping to reduce the net asset value (NAV) volatility of these Funds, and the swaps remained in place as of December 31, 2006. In NWF, we removed an interest rate hedge during the period as we had shortened the duration in line with our strategic range. In NQF, NUF and NFL, we also purchased inverse floaters which had the benefit of increasing the Funds' distributable income.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Florida Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 12/31/06

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
FLORIDA FUNDS
--------------------------------------------------------------------------------
NQF                        6.24%         5.50%          7.40%          6.38%
--------------------------------------------------------------------------------
NUF                        6.07%         5.45%          7.25%          6.16%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index3                4.55%         4.84%          5.53%          5.76%
--------------------------------------------------------------------------------
INSURED FLORIDA FUNDS
--------------------------------------------------------------------------------
NFL                        5.17%         4.48%          6.65%          6.43%
--------------------------------------------------------------------------------
NWF                        6.30%         5.88%          NA             NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index3      5.18%         5.44%          5.73%          5.83%
--------------------------------------------------------------------------------
Lipper Florida
Municipal Debt Funds
Average4                   5.69%         5.73%          6.83%          6.05%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one, five, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended December 31, 2006, the total returns on NAV for NQF, NUF and NWF outperformed the return on Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index, respectively. NFL performed in line with the Lehman Brothers Insured Municipal Bond Index. NQF, NUF and NWF also outperformed the average return for the Lipper Florida fund peer group, while NFL underperformed the peer group.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer maturity bonds, generally benefiting the Nuveen Florida Funds. They had limited exposure to the shortest maturities which was positive, and generally had an emphasis on intermediate duration bonds which also was favorable. On the other hand, the Funds had limited exposure to the very longest part of the curve, which had a slight countervailing negative impact. NWF did see some benefit from the longer duration that typically is found in newer Funds.



2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, and the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

3 The Lipper Florida Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 19 funds, 1 year, 19 funds; 5 years, 14 funds; and 10 years, 11 funds. Fund and Lipper returns assume reinvestment of dividends.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, most of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and tightened credit spreads. In this environment, we maintained the Funds' weightings of lower-quality bonds. (As a 100% insured Fund, NFL did not hold any lower-quality credits, which hurt its performance for this period.) Among the lower-rated holdings making contributions to the Funds' total returns for this period were health care bonds (including hospitals). On the other hand, housing bonds underperformed over the period, which had a slightly negative impact on the Funds' performance over this six-month period.

Another factor in the performance of these Funds over this six-month period, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leverage strategy positively impacted their results over this period.

Dividend and Share Price
       INFORMATION


As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Fund's leverage strategy continued to produce incremental income, the extent of this benefit was reduced during this period as short-term rates rose, causing the Funds' borrowing cost to rise, reducing some of the benefits of leverage. This resulted in one monthly dividend reduction in NQF, NUF and NWF. However, our duration lengthening strategies allowed us to raise the dividends in NQF and NUF as the period continued. NFL's dividend remained unchanged throughout the six-month period.

In addition, due to normal portfolio activity, common shareholders of NFL received a long-term capital gain distribution of $0.0209 per share in December 2006. This distribution was generated by bonds calls and the sale of appreciated securities. This had a slight negative impact on the Fund's earning power per common share.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders.

As of December 31, 2006, NFL had positive UNIIbalances for both financial statement and, based on our best estimate, tax purposes, while NQF, NUF, and NWF had positive UNIIbalances for tax purposes, based on our best estimate, and negative UNIIbalances for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                            12/31/06                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQF                           -9.56%                            -10.41%
--------------------------------------------------------------------------------
NUF                          -10.30%                            -11.43%
--------------------------------------------------------------------------------
NFL                           -5.67%                             -5.57%
--------------------------------------------------------------------------------
NWF                           -8.62%                             -7.50%
--------------------------------------------------------------------------------

Nuveen Florida Investment Quality Municipal Fund
NQF

Performance
     OVERVIEW  As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              82%
AA                                7%
A                                 4%
BBB                               4%
N/R                               3%

Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                            0.066
Feb                            0.066
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                            0.058
Jul                            0.058
Aug                            0.058
Sep                            0.056
Oct                            0.056
Nov                           0.0575
Dec                           0.0575

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       14.14
                              14.22
                              14.34
                              14.51
                              14.7
                              14.55
                              14.61
                              14.27
                              14.61
                              14.25
                              14.25
                              14.1
                              14.15
                              14.02
                              13.96
                              13.66
                              13.59
                              13.63
                              13.61
                              13.57
                              13.53
                              13.48
                              13.56
                              13.38
                              13.05
                              13.06
                              13.02
                              13.18
                              13
                              13.02
                              13.33
                              13.36
                              13.48
                              13.61
                              13.51
                              13.74
                              13.71
                              13.53
                              13.56
                              13.65
                              13.65
                              13.48
                              13.39
                              13.54
                              13.57
                              13.89
                              13.8
                              13.81
                              13.83
                              13.97
                              13.95
                              13.86
                              13.72
                              13.81
                              14.08
                              14.1
                              14.15
                              14.15
                              14.15
                              14.15
                              14.1
                              14.0201
                              14.09
                              14.05
                              14.05
                              14.03
                              13.96
                              13.88
                              13.75
                              13.61
                              13.66
                              13.64
                              13.6
                              13.5401
                              13.52
                              13.59
                              13.59
                              13.57
                              13.57
                              13.54
                              13.63
                              13.63
                              13.6
                              13.59
                              13.57
                              13.59
                              13.61
                              13.65
                              13.58
                              13.57
                              13.55
                              13.57
                              13.51
                              13.6
                              13.47
                              13.49
                              13.53
                              13.5
                              13.48
                              13.42
                              13.4
                              13.48
                              13.42
                              13.45
                              13.51
                              13.56
                              13.4701
                              13.36
                              13.41
                              13.3301
                              13.38
                              13.36
                              13.28
                              13.21
                              13.09
                              13.05
                              13.06
                              13.1
                              13.09
                              13.04
                              13.06
                              12.9999
                              13
                              12.96
                              13.01
                              13.02
                              13.07
                              13.08
                              13.13
                              13.18
                              13.16
                              13.16
                              13.07
                              13.01
                              13
                              13
                              12.96
                              12.95
                              12.98
                              13.02
                              13.03
                              13.09
                              13.15
                              13.22
                              13.33
                              13.31
                              13.31
                              13.33
                              13.33
                              13.3601
                              13.42
                              13.49
                              13.5
                              13.6
                              13.48
                              13.55
                              13.55
                              13.63
                              13.62
                              13.61
                              13.49
                              13.4801
                              13.54
                              13.49
                              13.51
                              13.56
                              13.57
                              13.68
                              13.76
                              13.74
                              13.74
                              13.63
                              13.6
                              13.71
                              13.66
                              13.63
                              13.53
                              13.55
                              13.53
                              13.54
                              13.51
                              13.6
                              13.53
                              13.56
                              13.58
                              13.64
                              13.68
                              13.65
                              13.65
                              13.65
                              13.66
                              13.71
                              13.74
                              13.67
                              13.65
                              13.63
                              13.65
                              13.53
                              13.55
                              13.48
                              13.41
                              13.42
                              13.45
                              13.43
                              13.39
                              13.45
                              13.48
                              13.49
                              13.54
                              13.54
                              13.56
                              13.62
                              13.67
                              13.68
                              13.57
                              13.58
                              13.65
                              13.7
                              13.78
                              13.89
                              13.84
                              13.82
                              13.82
                              13.8399
                              13.8
                              13.8
                              13.82
                              13.81
                              13.83
                              13.7
                              13.75
                              13.83
                              13.92
                              13.97
                              14
                              14.02
                              14
                              13.97
                              13.95
                              14
                              14.03
                              13.91
                              13.85
                              13.86
                              13.8799
                              13.84
                              13.76
                              13.68
                              13.72
                              13.77
                              13.8001
                              13.72
                              13.81
12/31/06                      13.81


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.81
------------------------------------
Common Share
Net Asset Value               $15.27
------------------------------------
Premium/(Discount) to NAV     -9.56%
------------------------------------
Market Yield                   5.00%
------------------------------------
Taxable-Equivalent Yield1      6.94%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $253,265
------------------------------------
Average Effective
Maturity on Securities (Years) 16.30
------------------------------------
Leverage-Adjusted Duration      9.07
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.75%         6.24%
------------------------------------
1-Year          3.60%         5.50%
------------------------------------
5-Year          4.35%         7.40%
------------------------------------
10-Year         4.83%         6.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.7%
------------------------------------
Transportation                 23.1%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Health Care                     7.3%
------------------------------------
Water and Sewer                 6.7%
------------------------------------
Utilities                       5.9%
------------------------------------
Tax Obligation/General          5.1%
------------------------------------
Other                           6.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Florida Quality Income Municipal Fund
NUF

Performance
     OVERVIEW  As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                               10%
A                                 5%
BBB                               4%
N/R                               3%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.0635
Feb                           0.0635
Mar                             0.06
Apr                             0.06
May                             0.06
Jun                            0.056
Jul                            0.056
Aug                            0.056
Sep                           0.0535
Oct                           0.0535
Nov                            0.055
Dec                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       13.94
                              14.01
                              14.15
                              14.17
                              14.27
                              14.29
                              14.48
                              14.39
                              14.52
                              14.01
                              13.85
                              13.77
                              13.92
                              13.81
                              13.9
                              13.65
                              13.7
                              13.62
                              13.54
                              13.35
                              13.4
                              13.43
                              13.46
                              13.35
                              13.1
                              12.98
                              13.07
                              12.99
                              12.96
                              13.19
                              13.34
                              13.36
                              13.34
                              13.54
                              13.47
                              13.71
                              13.6
                              13.47
                              13.59
                              13.73
                              13.67
                              13.48
                              13.46
                              13.6
                              13.67
                              13.69
                              13.77
                              13.77
                              13.77
                              13.89
                              13.97
                              13.86
                              13.8
                              13.84
                              13.77
                              13.81
                              13.92
                              13.87
                              13.84
                              13.86
                              13.75
                              13.81
                              13.76
                              13.89
                              13.98
                              13.92
                              13.9
                              13.83
                              13.58
                              13.53
                              13.65
                              13.57
                              13.61
                              13.6
                              13.6
                              13.7
                              13.6
                              13.48
                              13.6
                              13.49
                              13.62
                              13.62
                              13.6
                              13.5
                              13.52
                              13.46
                              13.54
                              13.53
                              13.56
                              13.46
                              13.4
                              13.35
                              13.42
                              13.45
                              13.32
                              13.42
                              13.4
                              13.5
                              13.5
                              13.44
                              13.38
                              13.43
                              13.4
                              13.49
                              13.54
                              13.46
                              13.55
                              13.48
                              13.38
                              13.31
                              13.35
                              13.35
                              13.3
                              13.13
                              13.06
                              13.1
                              13.09
                              13.1
                              13.04
                              13.01
                              12.98
                              12.9
                              12.94
                              12.9
                              12.97
                              13.07
                              13.14
                              13
                              12.96
                              12.99
                              12.97
                              13.04
                              12.98
                              13.07
                              12.96
                              13.02
                              13.02
                              13
                              13.03
                              13.19
                              13.16
                              13.19
                              13.23
                              13.28
                              13.34
                              13.31
                              13.34
                              13.35
                              13.34
                              13.36
                              13.35
                              13.33
                              13.31
                              13.36
                              13.3399
                              13.35
                              13.36
                              13.41
                              13.51
                              13.54
                              13.57
                              13.56
                              13.48
                              13.48
                              13.47
                              13.47
                              13.5
                              13.61
                              13.68
                              13.71
                              13.62
                              13.54
                              13.52
                              13.6
                              13.56
                              13.61
                              13.48
                              13.41
                              13.47
                              13.43
                              13.5001
                              13.59
                              13.56
                              13.59
                              13.6
                              13.71
                              13.73
                              13.77
                              13.73
                              13.73
                              13.73
                              13.74
                              13.71
                              13.7
                              13.67
                              13.69
                              13.67
                              13.59
                              13.49
                              13.48
                              13.45
                              13.49
                              13.47
                              13.46
                              13.46
                              13.53
                              13.5
                              13.52
                              13.57
                              13.6
                              13.64
                              13.72
                              13.76
                              13.7604
                              13.67
                              13.59
                              13.64
                              13.61
                              13.63
                              13.69
                              13.61
                              13.67
                              13.75
                              13.77
                              13.77
                              13.79
                              13.77
                              13.77
                              13.77
                              13.75
                              13.8
                              13.86
                              13.88
                              13.89
                              13.92
                              13.92
                              13.9699
                              13.99
                              13.97
                              13.99
                              14.01
                              13.93
                              13.86
                              13.86
                              13.82
                              13.82
                              13.8
                              13.81
                              13.8
                              13.82
                              13.87
                              13.78
                              13.84
12/31/06                      13.84

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.84
------------------------------------
Common Share
Net Asset Value               $15.43
------------------------------------
Premium/(Discount) to NAV    -10.30%
------------------------------------
Market Yield                   4.77%
------------------------------------
Taxable-Equivalent Yield1      6.63%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $220,623
------------------------------------
Average Effective
Maturity on Securities (Years) 15.92
------------------------------------
Leverage-Adjusted Duration      8.31
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.45%         6.07%
------------------------------------
1-Year          4.83%         5.45%
------------------------------------
5-Year          4.30%         7.25%
------------------------------------
10-Year         5.15%         6.16%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         26.0%
------------------------------------
Transportation                 23.1%
------------------------------------
Health Care                     9.1%
------------------------------------
Education and Civic
  Organizations                 8.5%
------------------------------------
U.S. Guaranteed                 7.4%
------------------------------------
Utilities                       6.2%
------------------------------------
Tax Obligation/General          5.5%
------------------------------------
Housing/Multifamily             5.4%
------------------------------------
Other                           8.8%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Florida Premium Income Municipal Fund
NFL

Performance
     OVERVIEW  As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          89%
U.S. Guaranteed                   8%
FHA/FNMA/GNMA Guaranteed          3%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0695
Feb                           0.0695
Mar                            0.066
Apr                            0.066
May                            0.066
Jun                            0.063
Jul                            0.063
Aug                            0.063
Sep                            0.063
Oct                            0.063
Nov                            0.063
Dec                            0.063


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       15.15
                              15.47
                              15.64
                              15.81
                              15.92
                              16.04
                              16.23
                              16.1
                              16.2
                              15.65
                              15.5
                              15.48
                              15.32
                              15.19
                              15.28
                              15.32
                              15.01
                              15.06
                              14.86
                              14.5
                              14.34
                              14.02
                              14.11
                              14.2
                              13.99
                              13.9
                              13.74
                              13.9
                              13.9
                              14.1
                              14.35
                              14.71
                              14.56
                              14.61
                              14.58
                              14.6
                              14.53
                              14.46
                              14.75
                              14.65
                              14.75
                              14.68
                              14.62
                              14.89
                              14.83
                              14.99
                              14.97
                              15.12
                              15.01
                              15.05
                              15.04
                              14.7
                              14.56
                              14.64
                              15.41
                              15.32
                              15.32
                              15.27
                              15.1
                              15.13
                              15.06
                              15.19
                              15.2
                              15.31
                              15.29
                              15.29
                              15.28
                              15.32
                              15.3
                              15.19
                              15.32
                              15.35
                              15.24
                              15.18
                              15.04
                              15.01
                              14.98
                              14.87
                              14.86
                              14.85
                              15.06
                              15.06
                              14.89
                              14.75
                              14.81
                              14.8
                              14.86
                              14.79
                              14.71
                              14.63
                              14.49
                              14.5
                              14.43
                              14.48
                              14.35
                              14.45
                              14.34
                              14.39
                              14.23
                              14.19
                              13.99
                              14.02
                              13.82
                              13.98
                              14
                              14.11
                              14.15
                              14.18
                              14.17
                              14.13
                              14.2
                              14.17
                              14.15
                              14.05
                              13.97
                              13.99
                              14.01
                              14.02
                              13.95
                              13.88
                              13.9
                              13.86
                              13.85
                              13.82
                              13.77
                              13.74
                              13.9
                              13.92
                              13.85
                              13.9
                              13.85
                              13.88
                              13.85
                              13.9
                              13.9
                              13.95
                              13.98
                              14.18
                              14.07
                              14.1
                              14.16
                              14.19
                              14.311
                              14.37
                              14.35
                              14.4
                              14.42
                              14.54
                              14.59
                              14.71
                              14.61
                              14.43
                              14.42
                              14.59
                              14.56
                              14.6
                              14.55
                              14.55
                              14.52
                              14.61
                              14.55
                              14.55
                              14.57
                              14.6
                              14.58
                              14.58
                              14.6
                              14.6
                              14.62
                              14.6
                              14.62
                              14.4
                              14.43
                              14.53
                              14.53
                              14.63
                              14.55
                              14.51
                              14.46
                              14.57
                              14.65
                              14.79
                              14.75
                              14.75
                              14.61
                              14.74
                              14.76
                              14.59
                              14.65
                              14.65
                              14.65
                              14.73
                              14.85
                              14.77
                              14.75
                              14.81
                              14.79
                              14.77
                              14.66
                              14.68
                              14.69
                              14.66
                              14.67
                              14.59
                              14.62
                              14.7492
                              14.78
                              14.8
                              14.85
                              14.89
                              14.86
                              14.87
                              14.93
                              14.89
                              14.83
                              14.86
                              14.95
                              15.04
                              15.01
                              14.99
                              14.97
                              15
                              14.96
                              14.95
                              14.97
                              15.03
                              15.09
                              15.12
                              15.005
                              15.02
                              15.03
                              15.0299
                              15.05
                              15.05
                              15.09
                              15.09
                              15.15
                              15.1
                              15.04
                              15.04
                              14.97
                              14.77
                              14.68
                              14.7
                              14.76
                              14.62
                              14.6
                              14.6
                              14.56
                              14.55
                              14.59
                              14.61
                              14.64
12/31/06                      14.64


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.64
------------------------------------
Common Share
Net Asset Value               $15.52
------------------------------------
Premium/(Discount) to NAV     -5.67%
------------------------------------
Market Yield                   5.16%
------------------------------------
Taxable-Equivalent Yield1      7.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $223,429
------------------------------------
Average Effective
Maturity on Securities (Years) 15.62
------------------------------------
Leverage-Adjusted Duration      7.14
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    9.47%         5.17%
------------------------------------
1-Year          2.77%         4.48%
------------------------------------
5-Year          5.70%         6.65%
------------------------------------
10-Year         7.07%         6.43%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         41.3%
------------------------------------
Water and Sewer                19.1%
------------------------------------
Transportation                 11.1%
------------------------------------
Housing/Multifamily             8.8%
------------------------------------
U.S. Guaranteed                 8.5%
------------------------------------
Other                          11.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0209 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund
NWF

Performance
     OVERVIEW  As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          82%
U.S. Guaranteed                  12%
FHA/FNMA/GNMA Guaranteed          1%
AA (Uninsured)                    2%
BBB (Uninsured)                   1%
N/R (Uninsured)                   2%


Bar Chart:
2006 Monthly Tax-Free Dividends Per Share
Jan                           0.0575
Feb                           0.0575
Mar                           0.0575
Apr                           0.0575
May                           0.0575
Jun                           0.0575
Jul                           0.0575
Aug                           0.0575
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       13.45
                              13.71
                              13.76
                              13.6
                              13.77
                              13.73
                              13.75
                              13.72
                              13.68
                              13.72
                              13.7
                              13.75
                              13.86
                              13.81
                              13.89
                              13.74
                              13.85
                              13.64
                              13.5
                              13.17
                              13.06
                              13
                              13.23
                              13.55
                              13.35
                              13.2
                              13.37
                              13.46
                              13.33
                              13.32
                              13.48
                              13.78
                              13.51
                              13.5
                              13.49
                              13.44
                              13.27
                              13.24
                              13.36
                              13.65
                              13.36
                              13.3
                              13.18
                              13.21
                              13.31
                              13.5
                              13.43
                              13.4
                              13.4
                              13.48
                              13.56
                              13.45
                              13.33
                              13.36
                              13.77
                              13.8
                              13.86
                              13.83
                              13.7
                              13.72
                              13.69
                              13.81
                              13.68
                              13.68
                              13.92
                              13.9
                              13.89
                              13.95
                              13.95
                              13.75
                              13.74
                              13.8
                              13.86
                              13.71
                              13.79
                              13.85
                              13.7508
                              13.7
                              13.75
                              13.7
                              13.64
                              13.64
                              13.68
                              13.57
                              13.68
                              13.68
                              13.5
                              13.38
                              13.31
                              13.23
                              13.17
                              13.17
                              13.11
                              13.1
                              13.13
                              12.96
                              13.06
                              12.96
                              13.2
                              12.98
                              12.96
                              13
                              13
                              13
                              13.06
                              13.23
                              13.4
                              13.7
                              13.51
                              13.51
                              13.55
                              13.73
                              13.47
                              13.47
                              13.31
                              13.35
                              13.25
                              13.2101
                              13.23
                              13.2
                              13.2
                              13.35
                              13.31
                              13.42
                              13.28
                              13.37
                              13.5
                              13.59
                              13.47
                              13.46
                              13.4
                              13.41
                              13.21
                              13.25
                              13.33
                              13.29
                              13.09
                              13.1
                              13.29
                              13.32
                              13.47
                              13.44
                              13.53
                              13.6
                              13.48
                              13.44
                              13.5
                              13.51
                              13.6
                              13.78
                              13.61
                              13.53
                              13.44
                              13.55
                              13.51
                              13.47
                              13.46
                              13.5
                              13.5
                              13.5
                              13.43
                              13.18
                              13.21
                              13.23
                              13.49
                              13.57
                              13.51
                              13.46
                              13.52
                              13.44
                              13.33
                              13.26
                              13.23
                              13.27
                              13.25
                              13.25
                              13.2
                              13.2
                              13.24
                              13.25
                              13.22
                              13.45
                              13.3889
                              13.36
                              13.38
                              13.52
                              13.63
                              13.65
                              13.65
                              13.65
                              13.65
                              13.66
                              13.55
                              13.51
                              13.36
                              13.4
                              13.45
                              13.42
                              13.49
                              13.3
                              13.15
                              13.24
                              13.34
                              13.32
                              13.18
                              13.19
                              13.2
                              13.24
                              13.18
                              13.21
                              13.24
                              13.27
                              13.32
                              13.4
                              13.31
                              13.36
                              13.53
                              13.5
                              13.51
                              13.5
                              13.5
                              13.5
                              13.47
                              13.41
                              13.43
                              13.44
                              13.41
                              13.4001
                              13.4
                              13.41
                              13.4
                              13.36
                              13.42
                              13.48
                              13.49
                              13.5799
                              13.52
                              13.53
                              13.56
                              13.52
                              13.52
                              13.41
                              13.45
                              13.45
                              13.42
                              13.31
                              13.32
                              13.34
                              13.33
                              13.37
                              13.33
                              13.31
                              13.36
12/31/06                      13.36


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.36
------------------------------------
Common Share
Net Asset Value               $14.62
------------------------------------
Premium/(Discount) to NAV     -8.62%
------------------------------------
Market Yield                   4.90%
------------------------------------
Taxable-Equivalent Yield1      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,742
------------------------------------
Average Effective
Maturity on Securities (Years) 16.51
------------------------------------
Leverage-Adjusted Duration      8.11
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.43%         6.30%
------------------------------------
1-Year          5.84%         5.88%
------------------------------------
Since
Inception       2.50%         5.92%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         46.9%
------------------------------------
Water and Sewer                13.7%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Education and Civic
  Organizations                10.0%
------------------------------------
Transportation                  7.3%
------------------------------------
Other                          10.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                        Shareholder
                               MEETING REPORT

The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                                                                       NQF                           NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                             Common and                    Common and
                                                                          MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                                                                          shares voting  shares voting  shares voting  shares voting
                                                                               together       together       together       together
                                                                             as a class     as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                       15,096,556             --     12,829,108             --
   Withhold                                                                     320,655             --        301,328             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                       15,090,556             --     12,840,857             --
   Withhold                                                                     326,655             --        289,579             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
Jack B. Evans
   For                                                                       15,094,535             --     12,843,940             --
   Withhold                                                                     322,676             --        286,496             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
William C. Hunter
   For                                                                       15,102,412             --     12,829,179             --
   Withhold                                                                     314,799             --        301,257             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
David J. Kundert
   For                                                                       15,099,619             --     12,829,466             --
   Withhold                                                                     317,592             --        300,970             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
William J. Schneider
   For                                                                               --          5,219             --          4,527
   Withhold                                                                          --              8             --              9
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                             --          5,227             --          4,536
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                               --          5,219             --          4,527
   Withhold                                                                          --              8             --              9
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                             --          5,227             --          4,536
====================================================================================================================================
Judith M. Stockdale
   For                                                                       15,096,829             --     12,829,476             --
   Withhold                                                                     320,382             --        300,960             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                       15,106,391             --     12,829,179             --
   Withhold                                                                     310,820             --        301,257             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     15,417,211             --     13,130,436             --
====================================================================================================================================

Shareholder
           MEETING REPORT (continued)

                                                                                       NFL                           NWF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                             Common and                    Common and
                                                                          MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                                                                          shares voting  shares voting  shares voting  shares voting
                                                                               together       together       together       together
                                                                             as a class     as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                       13,372,655             --      3,796,635             --
   Withhold                                                                     152,286             --         37,956             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                       13,359,958             --      3,796,135             --
   Withhold                                                                     164,983             --         38,456             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
Jack B. Evans
   For                                                                       13,379,845             --      3,796,633             --
   Withhold                                                                     145,096             --         37,958             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
William C. Hunter
   For                                                                       13,376,105             --      3,803,135             --
   Withhold                                                                     148,836             --         31,456             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
David J. Kundert
   For                                                                       13,376,101             --      3,794,635             --
   Withhold                                                                     148,840             --         39,956             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
William J. Schneider
   For                                                                               --          4,258             --          1,159
   Withhold                                                                          --             53             --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                             --          4,311             --          1,160
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                               --          4,254             --          1,159
   Withhold                                                                          --             57             --              1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                             --          4,311             --          1,160
====================================================================================================================================
Judith M. Stockdale
   For                                                                       13,370,028             --      3,795,745             --
   Withhold                                                                     154,913             --         38,846             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                       13,372,455             --      3,794,635             --
   Withhold                                                                     152,486             --         39,956             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     13,524,941             --      3,834,591             --
====================================================================================================================================

                        Nuveen Florida Investment Quality Municipal Fund (NQF)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.2% OF TOTAL INVESTMENTS)

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    5,239,850
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 3.4% (2.0% OF TOTAL INVESTMENTS)

        2,000   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         BBB          2,133,360
                 Revenue Bonds, Nova Southeastern University, Series 2004B,
                 5.625%, 4/01/34

                Miami-Dade County Educational Facilities Authority, Florida,
                Revenue Bonds, University of Miami, Series 2004A:
        2,290    5.000%, 4/01/19 - AMBAC Insured                                      4/14 at 100.00         AAA          2,443,980
        3,305    5.000%, 4/01/22 - AMBAC Insured                                      4/14 at 100.00         AAA          3,507,960

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            599,282
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,170   Total Education and Civic Organizations                                                                   8,684,582
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.4% (7.3% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          1,038,520
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34

                Halifax Hospital Medical Center, Florida, Revenue Bonds,
                Series 2006:
        1,000    5.250%, 6/01/26                                                      6/16 at 100.00        BBB+          1,057,440
        3,385    5.000%, 6/01/38                                                      6/16 at 100.00        BBB+          3,465,360

        3,000   Highlands County Health Facilities Authority, Florida, Hospital      11/15 at 100.00          A+          3,114,210
                 Revenue Bonds, Adventist Health System, Series 2005B,
                 5.000%, 11/15/30

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00          A3          1,053,020
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00          A3          2,443,238

        1,185   Hillsborough County Industrial Development Authority, Florida,       10/16 at 100.00          A3          1,249,014
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00        BBB+          2,451,041
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        3,000   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00         AAA          3,141,480
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

          550   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-            588,357
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                Series 2001:
        3,410    5.500%, 12/01/21                                                    12/11 at 101.00           A          3,586,331
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,466,898

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         AA-          5,779,308
                 Bonds, Series 2002, 5.625%, 5/01/32

------------------------------------------------------------------------------------------------------------------------------------
       29,920   Total Health Care                                                                                        31,434,217
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 0.6% (0.3% OF TOTAL INVESTMENTS)

        1,090   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00         AAA          1,127,289
                 Housing Revenue Bonds, Emerald Palms Apartments,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

          135   Florida Housing Finance Agency, General Mortgage Revenue              6/07 at 100.00          AA            137,804
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

------------------------------------------------------------------------------------------------------------------------------------
        1,225   Total Housing/Multifamily                                                                                 1,265,093
------------------------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.0% (0.6% OF TOTAL INVESTMENTS)

$         460   Florida Housing Finance Agency, Homeowner Mortgage Revenue            1/07 at 102.00          AA     $      464,973
                 Bonds, New Money and Refunding Issue, Series 1996-2,
                 6.350%, 7/01/28 (Alternative Minimum Tax)

        1,160   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00         AAA          1,171,472
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29 - MBIA
                 Insured (Alternative Minimum Tax)

        1,000   Florida Housing Finance Corporation, Homeowner Mortgage               1/16 at 100.00         Aa1            998,540
                 Revenue Bonds, Series 2006-6, 4.625%, 7/01/31 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,620   Total Housing/Single Family                                                                               2,634,985
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.1% (0.7% OF TOTAL INVESTMENTS)

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,229,018
        1,565    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,647,272

------------------------------------------------------------------------------------------------------------------------------------
        2,690   Total Long-Term Care                                                                                      2,876,290
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.4% OF TOTAL INVESTMENTS)

        5,400   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          5,930,928
                 Exempt Facilities Remarketed Revenue Bonds, National
                 Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 8.8% (5.1% OF TOTAL INVESTMENTS)

        1,500   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA          1,585,905
                 Education Capital Outlay Bonds, Series 2002F,
                 5.000%, 6/01/22 - MBIA Insured

        2,080   Florida State Board of Education, Full Faith and Credit Public        6/13 at 100.00         AAA          2,220,150
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/21 - AMBAC Insured

        9,230   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          9,734,604
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        8,000   Florida State Board of Education, Full Faith and Credit,              6/12 at 100.00         AAA          8,622,480
                 Public Education Capital Outlay Refunding Bonds,
                 Series 2002D, 5.375%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       20,810   Total Tax Obligation/General                                                                             22,163,139
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 54.2% (31.7% OF TOTAL INVESTMENTS)

        2,675   Bartram Springs Community Development District, Duval                 5/16 at 100.00         N/R          2,656,596
                 County, Florida, Special Assessment Bonds, Series 2006,
                 4.750%, 5/01/34

        5,625   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          6,109,256
                 Participation, Series 2004C, 5.250%, 7/01/18 - FSA Insured

        1,665   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,767,564
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,280   Florida Intergovernmental Finance Commission, Capital Revenue         8/11 at 100.00         Aaa          1,335,898
                 Bonds, Daytona Beach Community Redevelopment Agency,
                 Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,780,371
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00         AAA          5,078,950
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27 -
                 MBIA Insured (Alternative Minimum Tax)

        3,000   Florida State Department of Management Services, Certificates         8/15 at 101.00         AAA          3,201,150
                 of Participation, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        5,000   Hernando County, Florida, Revenue Bonds, Criminal Justice               No Opt. Call         AAA          6,526,100
                 Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
                 FGIC Insured

        1,575   Hillsborough County, Florida, Community Investment Tax               11/13 at 101.00         AAA          1,674,005
                 Revenue Bonds, Series 2004, 5.000%, 5/01/24 -
                 AMBAC Insured

        2,190   Hillsborough County, Florida, Revenue Refunding Bonds,               10/15 at 100.00         AAA          2,334,474
                 Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 -
                 FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,436,611
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA     $    2,108,100
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/22 - FGIC Insured

        3,000   Miami-Dade County School Board, Florida, Certificates                11/16 at 100.00         AAA          3,177,990
                 of Participation, Series 2006B, 5.000%, 11/01/31 -
                 AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,275    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,442,417
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,848,053

        1,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          1,058,930
                 Participation, Series 2006A, 5.000%, 8/01/30 - FGIC Insured

                Orlando Community Redevelopment Agency, Florida, Tax Increment
                Revenue Bonds, Republic Drive-Universal Boulevard - I-4
                Interchange Project, Series 2002:
        1,495    5.125%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          1,585,193
        1,225    5.125%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00         AAA          1,300,093

                Osceola County, Florida, Transportation Revenue Bonds,
                Osceola Parkway, Series 2004:
        3,745    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         Aaa          3,974,980
        2,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          2,118,940

        4,000   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          4,154,760
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,560   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,704,589
                 Participation, Series 2004A, 5.000%, 8/01/23 - FGIC Insured

        4,490   Palm Beach County, Florida, Public Improvement Revenue                6/15 at 100.00         AAA          4,766,988
                 Bonds, Biomedical Research Park Project, Series 2005A,
                 5.000%, 6/01/25 - AMBAC Insured

        2,500   Polk County School District, Florida, Sales Tax Revenue Bonds,       10/14 at 100.00         AAA          2,736,100
                 Series 2004, 5.250%, 10/01/18 - FSA Insured

          650   Sonoma Bay Community Development District, Florida, Special           5/15 at 100.00         N/R            658,418
                 Assessment Bonds, Series 2005A, 5.450%, 5/01/36

                South Florida Water Management District, Certificates of
                Participation, Series 2006:
       15,000    5.000%, 10/01/31 - AMBAC Insured (UB)                               10/16 at 100.00         AAA         15,908,250
       30,000    5.000%, 10/01/36 - AMBAC Insured (UB)                               10/16 at 100.00         AAA         31,742,850

        2,750   St. John's County, Florida, Transportation Improvement               10/13 at 100.00         AAA          2,914,560
                 Revenue Bonds, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

                Tampa Sports Authority, Hillsborough County, Florida, Sales
                Tax Payments Special Purpose Bonds, Stadium Project,
                Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA          1,474,375
        2,835    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          3,447,388

        8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA          9,332,553
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      127,790   Total Tax Obligation/Limited                                                                            137,356,502
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 39.6% (23.1% OF TOTAL INVESTMENTS)

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA         12,068,905
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,270,723
                 Series 2004L, 5.000%, 10/01/23 -  AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,           4/07 at 102.00         AAA          3,574,760
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

        6,000   Florida State Turnpike Authority, Turnpike Revenue Bonds,             7/13 at 101.00         Aa2          6,296,400
                 Department of Transportation, Series 2003C, 5.000%, 7/01/33

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00         AAA         12,330,360
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28 -
                 FGIC Insured (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,184,880
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
                 FSA Insured (Alternative Minimum Tax)


                                       17

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,500   Lee County, Florida, Airport Revenue Bonds, Series 2006,             10/15 at 100.00         AAA     $    2,632,925
                 5.000%, 10/01/33 - FSA Insured

        6,690   Miami-Dade County Expressway Authority, Florida, Toll System          7/14 at 100.00         AAA          7,126,790
                 Revenue Bonds, Series 2004B, 5.000%, 7/01/20 - FGIC Insured

       17,430   Miami-Dade County Expressway Authority, Florida, Toll System          7/16 at 100.00         AAA         18,576,894
                 Revenue Bonds, Series 2006, 5.000%, 7/01/31 -
                 AMBAC Insured (UB)

        1,750   Miami-Dade County Industrial Development Authority, Florida,         10/09 at 101.00         AAA          1,863,680
                 Industrial Development Revenue Bonds, Airis Miami II LLC -
                 Miami International Airport, Series 1999, 6.000%, 10/15/25 -
                 AMBAC Insured (Alternative Minimum Tax)

       16,825   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/15 at 100.00         AAA         17,638,152
                 Miami International Airport, Series 2005A, 5.000%, 10/01/38 -
                 CIFG Insured (Alternative Minimum Tax) (UB)

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          5,886,203
                 Miami International Airport, Series 2002, 5.750%, 10/01/18 -
                 FGIC Insured (Alternative Minimum Tax)

        5,360   Tampa-Hillsborough County Expressway Authority, Florida,              7/15 at 101.00         AAA          5,848,350
                 Revenue Bonds, Series 2005, 5.000%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       95,095   Total Transportation                                                                                    100,299,022
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.0% (14.0% OF TOTAL INVESTMENTS) (4)
        7,225   Dade County, Florida, Special Obligation and Refunding Bonds,         10/08 at 48.83         AAA          3,313,457
                 Series 1996B, 0.000%, 10/01/20 (Pre-refunded 10/01/08) -
                 AMBAC Insured

       20,000   Escambia County Health Facilities Authority, Florida, Revenue        11/09 at 101.00         AAA         21,446,597
                 Bonds, Ascension Health Credit Group, Series 1999A-2,
                 6.000%, 11/15/31 (Pre-refunded 11/15/09)

          375   Florida Housing Finance Agency, Housing Revenue Bonds,                3/07 at 102.00         AAA            383,831
                 Mariner Club Apartments, Series 1996K-1, 6.375%, 9/01/36
                 (Pre-refunded 3/01/07) - AMBAC Insured (Alternative
                 Minimum Tax)

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00      A+ (4)          5,105,402
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31
                 (Pre-refunded 11/15/11)

        5,450   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00      A- (4)          5,966,987
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00      A+ (4)          6,640,860
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00       A (4)          4,072,740
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)

        4,625   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00     Aa1 (4)          4,985,103
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18
                 (Pre-refunded 10/01/11)

        4,295   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00     Aa1 (4)          4,649,767
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18
                 (Pre-refunded 10/01/12)

        3,570   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          4,185,397
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       59,835   Total U.S. Guaranteed                                                                                    60,750,141
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.1% (5.9% OF TOTAL INVESTMENTS)

        1,000   Florida Municipal Power Agency, Power Supply Revenue Bonds,             No Opt. Call         Aaa          1,057,720
                 All Requirements Project, Series 2006A, 5.000%, 10/01/11 -
                 FSA Insured

        4,330   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa2          4,512,293
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00         Aaa          1,094,216
                 Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Revenue Refunding Bonds,               No Opt. Call         AAA          4,682,565
                 Series 1999C, 6.050%, 10/01/11 - FGIC Insured

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          5,406,750
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        2,720   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          2,913,310
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA     $    5,913,470
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,900   Total Utilities                                                                                          25,580,324
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.5% (6.7% OF TOTAL INVESTMENTS)

        3,310   Cocoa, Florida, Water and Sewerage System Revenue                       No Opt. Call         AAA          3,897,955
                 Refunding Bonds, Series 2003, 5.500%, 10/01/23 -
                 AMBAC Insured

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds,                 2/07 at 101.00         AAA          1,012,040
                 United Water Florida Project, Series 1995, 6.350%, 8/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,525   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          1,628,822
                 Bonds, Series 2003A, 5.000%, 10/01/20 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          8,545,680
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds,                       9/12 at 100.00         Aa2          1,251,833
                 Series 2002, 5.000%, 9/01/14

          705   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1            756,416
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        2,060   Polk County, Florida, Utility System Revenue Bonds,                  10/13 at 100.00         Aaa          2,224,903
                 Series 2003, 5.250%, 10/01/22 - FGIC Insured

        2,780   Riviera Beach, Palm Beach County, Florida, Water and                 10/14 at 100.00         Aaa          2,949,358
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 10/01/24 -
                 FGIC Insured

        2,275   Sarasota County, Florida, Utility System Revenue Bonds,              10/15 at 100.00         AAA          2,421,624
                 Series 2005A, 5.000%, 10/01/27 -  FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          1,958,930
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

                Winter Springs, Florida, Water and Sewer Revenue
                Refunding Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            747,733
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,670,257

------------------------------------------------------------------------------------------------------------------------------------
       27,095   Total Water and Sewer                                                                                    29,065,551
------------------------------------------------------------------------------------------------------------------------------------
$     409,550   Total Investments (cost $410,029,395) - 171.1%                                                          433,280,624
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (20.9)%                                                                     (52,835,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      4,819,659
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.1)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  253,265,283
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT DECEMBER 31, 2006:
                                    FUND                                      FIXED RATE                                 UNREALIZED
                 NOTIONAL    PAY/RECEIVE   FLOATING RATE      FIXED RATE         PAYMENT   EFFECTIVE     TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE           INDEX     (ANNUALIZED)      FREQUENCY     DATE (5)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan      $6,000,000         Receive             BMA          3.941%       Quarterly    11/06/07        11/06/32        $50,003
====================================================================================================================================

BMA - The daily arithmetic average of the weekly BMA(Bond Market Association) Municipal Swap Index.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.


                                 See accompanying notes to financial statements.

                        Nuveen Florida Quality Income Municipal Fund (NUF)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.3% (8.5% OF TOTAL INVESTMENTS)

                Broward County Educational Facilities Authority, Florida, Revenue
                Bonds, Nova Southeastern University, Series 2004B:
$       1,000    5.500%, 4/01/24                                                      4/14 at 100.00         BBB     $    1,065,700
          500    5.625%, 4/01/34                                                      4/14 at 100.00         BBB            533,340

        2,000   Florida Board of Education, Lottery Revenue Bonds,                    7/11 at 101.00         AAA          2,112,420
                 Series 2001B, 5.000%, 7/01/20 - FGIC Insured

       14,985   Florida State Board of Education, State University System             7/15 at 101.00         AAA         15,964,869
                 Revenue Bonds, Series 2006A, 5.000%, 7/01/30 -
                 FGIC Insured (UB)

        2,580   Florida State Education System, Housing Facility Revenue                No Opt. Call         AAA          2,790,141
                 Bonds, Florida International University, Series 2004A,
                 5.000%, 7/01/14 - MBIA Insured

        2,345   FSU Financial Assistance Inc., Florida, General Revenue Bonds,       10/14 at 100.00         AAA          2,522,563
                 Educational and Athletic Facilities Improvements, Series 2004,
                 5.000%, 10/01/16 - AMBAC Insured

        3,905   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00         AAA          4,157,458
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/20 - AMBAC Insured

        2,275   University of Central Florida, Certificates of Participation,        10/14 at 100.00         AAA          2,438,595
                 Athletic Association, Series 2004A, 5.125%, 10/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,590   Total Education and Civic Organizations                                                                  31,585,086
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.4% (9.1% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          1,038,520
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34

        1,500   Citrus County Hospital Board, Florida, Revenue Refunding              8/13 at 100.00        Baa3          1,650,975
                 Bonds, Citrus Memorial Hospital, Series 2002, 6.375%, 8/15/32

                Halifax Hospital Medical Center, Florida, Revenue Bonds,
                Series 2006:
        1,000    5.250%, 6/01/26                                                      6/16 at 100.00        BBB+          1,057,440
        3,000    5.000%, 6/01/38                                                      6/16 at 100.00        BBB+          3,071,220

        1,000   Highlands County Health Facilities Authority, Florida,               11/15 at 100.00          A+          1,036,580
                 Hospital Revenue Bonds, Adventist Health System,
                 Series 2005C, 5.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00          A3            526,510
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00          A3          1,667,274

        1,180   Hillsborough County Industrial Development Authority,                10/16 at 100.00          A3          1,243,744
                 Florida, Hospital Revenue Bonds, Tampa General Hospital,
                 Series 2006, 5.250%, 10/01/41

        2,000   Hillsborough County Industrial Development Authority,                10/13 at 100.00          A3          2,120,460
                 Florida, Hospital Revenue Refunding Bonds, Tampa
                 General Hospital, Series 2003A, 5.250%, 10/01/24

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          9,130,785
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

        2,000   Lakeland, Florida, Hospital System Revenue Bonds, Lakeland           11/16 at 100.00          A2          2,070,060
                 Regional Medical Center, Series 2006, 5.000%, 11/15/32

        3,430   Leesburg, Florida, Hospital Revenue Refunding Bonds,                    No Opt. Call        BBB+          3,563,633
                 Leesburg Regional Medical Center Project, Series 2003,
                 5.000%, 7/01/12

          825   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-            882,536
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         AA-          4,972,893
                 Bonds, Series 2002, 5.625%, 5/01/32

------------------------------------------------------------------------------------------------------------------------------------
       32,150   Total Health Care                                                                                        34,032,630
------------------------------------------------------------------------------------------------------------------------------------


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.1% (5.4% OF TOTAL INVESTMENTS)

                Broward County Housing Finance Authority, Florida, GNMA
                Collateralized Multifamily Housing Revenue Refunding Bonds,
                Tamarac Pointe Apartments, Series 1996:
$       1,500    6.250%, 7/01/26                                                      1/07 at 102.00         AAA     $    1,531,845
        1,000    6.300%, 1/01/32                                                      1/07 at 102.00         AAA          1,021,090

          120   Florida Housing Finance Agency, General Mortgage Revenue              6/07 at 100.00          AA            122,492
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 101.00         AAA          1,009,820
                 Holly Cove Apartments, Series 1995F, 6.150%, 10/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        5,790   Florida Housing Finance Corporation, FNMA Revenue Bonds,             10/10 at 102.00         Aaa          6,103,123
                 Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00          AA          3,204,363
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,830,848
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.950%, 7/01/30 - FSA Insured (Alternative
                 Minimum Tax)

        3,240   Pinellas County Housing Finance Authority, Florida,                   1/08 at 100.00         AAA          3,273,793
                 Multifamily Housing Revenue Bonds, Emerald Bay Apartments,
                 Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08)
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,450   Total Housing/Multifamily                                                                                20,097,374
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.1% (0.5% OF TOTAL INVESTMENTS)

          585   Broward County Housing Finance Authority, Florida,                     4/10 at 25.36         Aaa            124,043
                 Single Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

          425   Broward County Housing Finance Authority, Florida,                     4/09 at 25.51         Aaa             93,011
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)

          285   Florida Housing Finance Agency, GNMA Collateralized                     No Opt. Call         AAA            300,507
                 Home Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17

        1,000   Florida Housing Finance Corporation, Homeowner Mortgage               1/16 at 100.00         Aa1            998,540
                 Revenue Bonds, Series 2006-6, 4.625%, 7/01/31
                 (Alternative Minimum Tax)

           85   Lee County Housing Finance Authority, Florida, Single                 3/07 at 105.00         Aaa             86,295
                 Family Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27
                 (Alternative Minimum Tax)

           30   Miami-Dade County Housing Authority, Florida, Home Owner              4/08 at 101.50         Aaa             30,554
                 Mortgage Revenue Bonds, Series 1999A-1, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

          670   Orange County Housing Finance Authority, Florida, Single              4/07 at 101.00         AAA            681,705
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,080   Total Housing/Single Family                                                                               2,314,655
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.8% (2.8% OF TOTAL INVESTMENTS)

        7,285   Atlantic Beach, Florida, Healthcare Facilities Revenue               10/09 at 101.00           A          7,612,315
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,229,018
        1,570    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,652,535

------------------------------------------------------------------------------------------------------------------------------------
        9,980   Total Long-Term Care                                                                                     10,493,868
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.4% (1.4% OF TOTAL INVESTMENTS)

        4,600   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R          5,052,272
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 9.2% (5.5% OF TOTAL INVESTMENTS)

       15,925   Florida State Board of Education, Full Faith and Credit               6/12 at 101.00         AAA         16,954,550
                 Public Education Capital Outlay Bonds, Series 2002B,
                 5.000%, 6/01/20 - MBIA Insured


                                       21

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,240   Reedy Creek Improvement District, Orange and Osceola                  4/14 at 100.00         AAA     $    3,434,756
                 Counties, Florida, General Obligation Bonds, Series 2004A,
                 5.000%, 6/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,165   Total Tax Obligation/General                                                                             20,389,306
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 44.0% (26.0% OF TOTAL INVESTMENTS)

        1,000   Alachua County School Board, Florida, Certificates of                 7/11 at 101.00         Aaa          1,048,980
                 Participation, Series 2001, 5.000%, 7/01/21 - AMBAC Insured

        2,675   Bartram Springs Community Development District, Duval                 5/16 at 100.00         N/R          2,656,596
                 County, Florida, Special Assessment Bonds, Series 2006,
                 4.750%, 5/01/34

        1,055   Bay County School Board, Florida, Certificates of Participation,      7/14 at 100.00         Aaa          1,113,373
                 Series 2004, 5.000%, 7/01/24 - AMBAC Insured

        3,870   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          4,190,088
                 Participation, Series 2004C, 5.250%, 7/01/20 - FSA Insured

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,592,400
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,290   Escambia County, Florida, Tourist Development Revenue                10/12 at 100.00         AAA          1,366,884
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18 -
                 MBIA Insured

        8,425   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          9,045,628
                 Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/19 -
                 AMBAC Insured (UB)

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA            461,469
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            673,127

        3,000   Florida State Department of Management Services,                      8/15 at 101.00         AAA          3,201,150
                 Certificates of Participation, Series 2006A, 5.000%, 8/01/23 -
                 MBIA Insured

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA          1,496,323
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,090   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          2,215,066
                 Bonds, Series 2003, 5.000%, 10/01/22 - MBIA Insured

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds,         10/13 at 100.00         AAA          3,360,149
                 Series 2003C, 5.250%, 10/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

        2,230   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          2,362,908
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,972,585
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        1,000   Jacksonville, Florida, Local Government Sales Tax Revenue               No Opt. Call         AAA          1,115,340
                 Refunding Bonds, Series 2001, 5.500%, 10/01/14 -
                 FGIC Insured

                Lake County School Board, Florida, Certificates of Participation,
                Series 2004A:
        1,190    5.000%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA          1,262,935
        1,340    5.000%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA          1,417,680
        1,470    5.000%, 7/01/24 - AMBAC Insured                                      7/14 at 100.00         AAA          1,551,335

        5,130   Manatee County School District, Florida, Sales Tax Revenue           10/13 at 100.00         AAA          5,485,560
                 Bonds, Series 2003, 5.000%, 10/01/17 - AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        1,975    5.500%, 5/01/22 - RAAI Insured                                       5/12 at 102.00          AA          2,141,532
          850    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA            924,027

        2,475   Northern Palm Beach County Improvement District, Florida,             8/10 at 102.00          AA          2,690,424
                 Revenue Bonds, Water Control and Improvement
                 Development Unit 19, Series 2000, 6.100%, 8/01/21 -
                 RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/07 at 100.00         AAA          2,003,940
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

        8,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          8,471,440
                 Participation, Series 2006A, 5.000%, 8/01/30 -
                 FGIC Insured (UB)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,440   Orange County School Board, Florida, Certificates of                  8/14 at 100.00         Aaa     $    2,582,716
                 Participation, Series 2004A, 5.000%, 8/01/22 -
                 AMBAC Insured

                Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
        1,665    5.125%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA          1,779,236
        3,400    5.125%, 1/01/23 - FGIC Insured                                       1/13 at 100.00         AAA          3,613,588

        2,040   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,175,966
                 Participation, Series 2002D, 5.250%, 8/01/21 - FSA Insured

        1,500   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          1,587,735
                 Participation, Series 2004A, 5.000%, 8/01/22 - FGIC Insured

        1,350   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA          1,440,923
                 5.000%, 9/01/21 - MBIA Insured

        5,000   Sumter County, Florida, Capital Improvement Revenue Bonds,            6/16 at 100.00         AAA          5,306,450
                 Series 2006, 5.000%, 6/01/36 - AMBAC Insured

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA         12,813,958
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured

        1,000   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,062,060
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       92,730   Total Tax Obligation/Limited                                                                             97,183,571
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 39.0% (23.1% OF TOTAL INVESTMENTS)

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,347,308
                 Series 2001J-1, 5.250%, 10/01/21 - AMBAC Insured
                 (Alternative Minimum Tax)

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,           4/07 at 102.00         AAA         12,256,320
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/07 at 101.00         AAA          3,566,710
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23 -
                 FGIC Insured (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,184,880
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
                 FSA Insured (Alternative Minimum Tax)

        2,500   Lee County, Florida, Airport Revenue Bonds, Series 2006,             10/15 at 100.00         AAA          2,632,925
                 5.000%, 10/01/33 - FSA Insured

        1,000   Lee County, Florida, Transportation Facilities Revenue Bonds,           No Opt. Call         AAA          1,083,390
                 Series 2004B, 5.000%, 10/01/14 - AMBAC Insured

                Miami-Dade County Expressway Authority, Florida,
                Toll System Revenue Bonds, Series 2004B:
        3,955    5.250%, 7/01/17 - FGIC Insured                                       7/14 at 100.00         AAA          4,326,454
        2,000    5.250%, 7/01/18 - FGIC Insured                                       7/14 at 100.00         AAA          2,183,740
        2,000    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00         AAA          2,119,920

       17,430   Miami-Dade County Expressway Authority, Florida,                      7/16 at 100.00         AAA         18,576,894
                 Toll System Revenue Bonds, Series 2006, 5.000%, 7/01/31 -
                 AMBAC Insured (UB)

        2,000   Miami-Dade County Expressway Authority, Florida,                      7/11 at 101.00         Aaa          2,112,420
                 Toll System Revenue Refunding Bonds, Series 2001,
                 5.000%, 7/01/21 - FGIC Insured

       12,820   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/15 at 100.00         AAA         13,439,591
                 Miami International Airport, Series 2005A,
                 5.000%, 10/01/38 - CIFG Insured (Alternative
                 Minimum Tax) (UB)

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          7,656,975
                 Miami International Airport, Series 1998A, 5.000%, 10/01/24 -
                 FGIC Insured (Alternative Minimum Tax)
        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          4,084,400
                 Miami International Airport, Series 1998C, 5.000%, 10/01/23 -
                 MBIA Insured (Alternative Minimum Tax)

        5,000   Tampa-Hillsborough County Expressway Authority, Florida,              7/15 at 101.00         AAA          5,455,550
                 Revenue Bonds, Series 2005, 5.000%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,930   Total Transportation                                                                                     86,027,477
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 12.4% (7.4% OF TOTAL INVESTMENTS) (4)

        1,500   Bradford County Health Facility Authority, Florida, Revenue             No Opt. Call         AAA          1,697,370
                 Refunding Bonds, Santa Fe Healthcare Inc., Series 1993,
                 6.050%, 11/15/16 (ETM)


                                       23

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00      A+ (4)     $    2,885,662
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)

        8,175   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00      A- (4)          8,950,481
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00      A+ (4)          5,417,150
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)

        3,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00       A (4)          3,306,690
                  Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12)

        2,070   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00     Aa1 (4)          2,231,170
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17
                 (Pre-refunded 10/01/11)

        2,725   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00     Aa1 (4)          2,950,085
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/17
                 (Pre-refunded 10/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       25,070   Total U.S. Guaranteed                                                                                    27,438,608
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.5% (6.2% OF TOTAL INVESTMENTS)

        1,000   Florida Municipal Power Agency, Power Supply Revenue Bonds,             No Opt. Call         Aaa          1,057,720
                 All Requirements Project, Series 2006A, 5.000%, 10/01/11 -
                 FSA Insured

          750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00          AA            811,890
                 Series 2003A, 5.250%, 10/01/21

        4,800   Hillsborough County Industrial Development Authority, Florida,       10/12 at 100.00        Baa2          5,002,080
                 Pollution Control Revenue Bonds, Tampa Electric Company
                 Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2          9,915,493
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/15

        1,220   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          1,307,254
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,196,470
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

          650   Reedy Creek Improvement District, Florida, Utility Revenue           10/15 at 100.00         AAA            692,881
                 Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured

        1,170   Tallahassee, Florida, Consolidated Utility System Revenue            10/15 at 100.00         AAA          1,248,952
                 Bonds, Series 2005, 5.000%, 10/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,030   Total Utilities                                                                                          23,232,740
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.9% (4.1% OF TOTAL INVESTMENTS)

        1,500   Hollywood, Florida, Water and Sewer Revenue Refunding                10/13 at 100.00         Aaa          1,602,120
                 and Improvement Bonds, Series 2003, 5.000%, 10/01/20 -
                 FSA Insured

                JEA, Florida, Water and Sewerage System Revenue Bonds,
                Series 2004A:
        3,235    5.000%, 10/01/18 - FGIC Insured                                     10/13 at 100.00         AAA          3,455,239
        5,090    5.000%, 10/01/19 - FGIC Insured                                     10/13 at 100.00         AAA          5,436,527
        3,000    5.000%, 10/01/23 - FGIC Insured                                     10/13 at 100.00         AAA          3,175,890

        1,065   Lee County Industrial Development Authority, Florida, Utilities      11/12 at 100.00         AAA          1,120,199
                 Revenue Bonds, Bonita Springs Utilities Inc. Project,
                 Series 2002, 5.000%, 11/01/19 - MBIA Insured (Alternative
                 Minimum Tax)


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         445   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1     $      477,692
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/17

------------------------------------------------------------------------------------------------------------------------------------
       14,335   Total Water and Sewer                                                                                    15,267,667
------------------------------------------------------------------------------------------------------------------------------------
$     354,110   Total Investments (cost $358,247,187) - 169.1%                                                          373,115,254
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (18.6)%                                                                     (41,110,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      5,617,879
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  220,623,133
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT DECEMBER 31, 2006:
                                    FUND                                      FIXED RATE                                 UNREALIZED
                 NOTIONAL    PAY/RECEIVE   FLOATING RATE      FIXED RATE         PAYMENT   EFFECTIVE     TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE           INDEX     (ANNUALIZED)      FREQUENCY     DATE (5)           DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan      $7,500,000         Receive             BMA          3.941%       Quarterly    11/06/07        11/06/32        $62,504
====================================================================================================================================
BMA - The daily arithmetic average of the weekly BMA(Bond Market Association)
Municipal Swap Index.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                       Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                       Portfolio of
                               INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 7.0% (4.6% OF TOTAL INVESTMENTS)
$       2,000   Brevard County Health Facilities Authority, Florida, Hospital         4/07 at 101.00         AAA     $    2,022,780
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority,                   No Opt. Call         AAA          3,036,375
                 Florida, Industrial Development Revenue Bonds, University
                 Community Hospital, Series 1994, 6.500%, 8/15/19 -
                 MBIA Insured

        7,220   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00         AAA          7,560,495
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        3,015   North Broward Hospital District, Florida, Revenue Refunding           1/07 at 101.00         AAA          3,048,527
                 and Improvement Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,735   Total Health Care                                                                                        15,668,177
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 13.3% (8.8% OF TOTAL INVESTMENTS)

          975   Broward County Housing Finance Authority, Florida, GNMA               6/07 at 102.00         AAA            999,219
                 Collateralized Multifamily Housing Revenue Refunding Bonds,
                 Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
                 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,282,919
        1,000    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,016,770

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,058,918
        1,400    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,423,478

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series
                1997A:
        1,230    5.650%, 9/01/17 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00         AAA          1,251,045
        1,890    5.750%, 9/01/29 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00         AAA          1,921,355

          750   Florida Housing Finance Agency, Housing Revenue Bonds,                6/07 at 102.00         AAA            765,683
                 Crossings at Indian Run Apartments, Series 1996V,
                 6.100%, 12/01/26 - AMBAC Insured (Alternative
                 Minimum Tax)

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00         AAA          1,432,396
                 Riverfront Apartments, Series 1997A, 6.250%, 4/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/07 at 101.00         AAA          1,017,260
                 Turtle Creek Apartments, Series 1996C-1, 6.100%, 5/01/16 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,055   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         Aaa          2,169,053
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)

        2,480   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,652,434
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, Series 2000D-1:
        1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa          1,585,395
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          4,992,488

        3,455   Jacksonville, Florida, GNMA Collateralized Housing Revenue            3/07 at 100.00         AAA          3,458,420
                 Refunding Bonds, Windermere Manor Apartments,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,487,230
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.750%, 7/01/27 - FSA Insured
                 (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00         AAA     $    1,093,830
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Phase II, Series 2002, 5.150%, 7/01/22 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       28,675   Total Housing/Multifamily                                                                                29,607,893
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.6% (0.4% OF TOTAL INVESTMENTS)

           70   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa             71,583
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 - MBIA Insured (Alternative Minimum Tax)

          745   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00         Aaa            758,589
                 Multi-County Single Family Mortgage Revenue Bonds,
                 Series 1999, 5.200%, 4/01/32 - MBIA Insured (Alternative
                 Minimum Tax)

        2,000   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24.65         AAA            405,180
                 Revenue Bonds, Series 2000-4 , 0.000%, 7/01/30 -
                 FSA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,815   Total Housing/Single Family                                                                               1,235,352
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 3.9% (2.6% OF TOTAL INVESTMENTS)

        4,940   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          5,210,070
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

        1,895   Reedy Creek Improvement District, Orange and Osceola                  6/15 at 100.00         AAA          2,016,072
                 Counties, Florida, General Obligation Bonds, Series 2005B,
                 5.000%, 6/01/25 - AMBAC Insured

        1,390   Venice, Florida, General Obligation Bonds, Series 2004,               2/14 at 100.00         AAA          1,470,175
                 5.000%, 2/01/24 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,225   Total Tax Obligation/General                                                                              8,696,317
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 62.4% (41.3% OF TOTAL INVESTMENTS)

        3,820   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          4,126,326
                 Participation, Series 2003, 5.250%, 7/01/19 - MBIA Insured

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,592,400
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        3,000   Collier County, Florida, Gas Tax Revenue Bonds, Series 2005,          6/15 at 100.00         AAA          3,200,460
                 5.000%, 6/01/22 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,673,786
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa          1,053,540
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,063,200

        2,500   Escambia County School Board, Florida, Certificates of                2/15 at 100.00         AAA          2,654,375
                 Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

        2,500   Flagler County School Board, Florida, Certificates of                 8/15 at 100.00         AAA          2,630,900
                 Participation, Master Lease Revenue Program, Series 2005A,
                 5.000%, 8/01/30 - FSA Insured

        1,435   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          1,540,716
                 Forever Revenue Bonds, Series 2003A, 5.000%, 7/01/19 -
                 FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA          3,577,870
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,550,450

        1,000   Florida Municipal Loan Council, Revenue Bonds, Series 2001A,         11/11 at 101.00         AAA          1,070,220
                 5.250%, 11/01/18 - MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds,                   10/09 at 101.00         AAA          2,341,366
                 State Transportation Trust Fund - Intermodal Program,
                 Series 1999, 5.500%, 10/01/23 - FGIC Insured
                 (Alternative Minimum Tax)

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,406,700
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                  3/07 at 101.00         AAA          1,092,668
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                  3/07 at 101.00         AAA          1,031,965
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         AAA          1,604,100
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured


                                       27

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                            Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       6,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA     $    6,269,040
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,000   Hillsborough County, Florida, Community Investment Tax               11/13 at 101.00         AAA          2,127,100
                 Revenue Bonds, Series 2004, 5.000%, 5/01/23 - AMBAC Insured

        1,000   Hillsborough County, Florida, Revenue Refunding Bonds,               10/15 at 100.00         AAA          1,065,970
                 Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 -
                 FGIC Insured

        2,595   Indian River County School Board, Florida, Certificates of            7/15 at 100.00         AAA          2,762,248
                 Participation, Series 2005, 5.000%, 7/01/22 - MBIA Insured

        1,000   Indian Trace Development District, Florida, Water Management          5/15 at 102.00         Aaa          1,073,860
                 Special Benefit Assessment Bonds, Series 2005,
                 5.000%, 5/01/25 - MBIA Insured

        1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          1,626,105
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

        1,280   Lake County School Board, Florida, Certificates of Participation,     7/14 at 100.00         AAA          1,355,904
                 Series 2004A, 5.000%, 7/01/21 - AMBAC Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,833,108
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,119,200

        1,230   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00         Aaa          1,310,823
                 Series 2004, 5.000%, 10/01/20 - FGIC Insured

        2,000   Miami-Dade County School Board, Florida, Certificates of             11/16 at 100.00         AAA          2,118,660
                 Participation, Series 2006B, 5.000%, 11/01/31 - AMBAC Insured

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          8,451,900
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

          825   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/07 at 100.00         AAA            827,178
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

        1,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          1,058,930
                 Participation, Series 2006A, 5.000%, 8/01/30 - FGIC Insured

                Orange County School Board, Florida, Master Lease Program,
                Certificates of Participation, Series 1997A:
        4,275    5.375%, 8/01/22 - MBIA Insured                                       8/07 at 101.00         Aaa          4,355,627
          495    5.375%, 8/01/22 - MBIA Insured                                       8/07 at 101.00         Aaa            504,380

        3,180   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          3,398,180
                 Series 2002B, 5.125%, 1/01/19 - FGIC Insured

        2,500   Orange County, Florida, Tourist Development Tax Revenue              10/16 at 100.00         AAA          2,651,375
                 Bonds, Series 2006, 5.000%, 10/01/31 - XLCA Insured

                Osceola County, Florida, Transportation Revenue Bonds, Osceola
                Parkway, Series 2004:
        2,500    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         Aaa          2,656,750
        5,500    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          5,827,085

        2,150   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,269,992
                 Participation, Series 2004A, 5.000%, 8/01/24 - FGIC Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          6,745,245
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 -
                 FGIC Insured

                Palm Beach County, Florida, Revenue Refunding Bonds,
                Criminal Justice Facilities, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,562,475
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,223,520

        1,300   Plantation, Florida, Non-Ad Valorem Revenue Refunding                 8/13 at 100.00         Aaa          1,387,061
                 and Improvement Bonds, Series 2003, 5.000%, 8/15/21 -
                 FSA Insured

       10,000   South Florida Water Management District, Certificates of             10/16 at 100.00         AAA         10,580,950
                 Participation, Series 2006, 5.000%, 10/01/36 -
                 AMBAC Insured (UB)

        4,260   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,495,706
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional
                Sports Facility, Series 2003:
$       1,405    5.125%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa     $    1,511,878
        1,475    5.125%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          1,587,203
        1,555    5.125%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          1,673,289

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00         AAA          1,307,026
                 5.000%, 4/01/22 - FGIC Insured

        4,275   Volusia County School Board, Florida, Certificates of                 8/15 at 100.00         Aaa          4,539,879
                 Participation, Series 2005B, 5.000%, 8/01/24 - FSA Insured

        2,000   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00         AAA          2,130,060
                 5.000%, 10/01/21 - FSA Insured

        1,785   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,895,777
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      142,110   Total Tax Obligation/Limited                                                                            139,514,526
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 16.7% (11.1% OF TOTAL INVESTMENTS)

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,445,230
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,270,723
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,                4/07 at 101.00         AAA          1,112,782
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,122,120
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         16,249,084
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/12 at 100.00         AAA          6,131,917
                 International Airport, Series 2002, 5.750%, 10/01/19 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,890   Total Transportation                                                                                     37,331,856
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 12.8% (8.5% OF TOTAL INVESTMENTS) (4)

        5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00         AAA          5,643,968
                 Revenue Bonds, University of West Florida Foundation Inc.,
                 Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) -
                 MBIA Insured

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA          2,946,500
                 Series 2001, 0.000%, 9/01/29 (Pre-refunded 9/01/11) -
                 MBIA Insured

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          2,512,532
                 Series 2003, 5.000%, 9/01/21 (Pre-refunded 9/01/13) -
                 MBIA Insured

        7,855   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          9,209,045
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured (ETM)

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured (ETM)                                  No Opt. Call         AAA          5,481,350
        1,200    5.500%, 10/01/21 - FGIC Insured (ETM)                                  No Opt. Call         AAA          1,375,188

        1,500   Tampa, Florida, Healthcare System Revenue Bonds, Allegany             3/07 at 100.00         AAA          1,509,660
                 Health System - St. Joseph's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       33,210   Total U.S. Guaranteed                                                                                    28,678,243
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.5% (3.6% OF TOTAL INVESTMENTS)
        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          5,926,960
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          3,731,988
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        2,500   Tallahassee, Florida, Energy System Revenue Bonds,                   10/15 at 100.00         AAA          2,651,675
                 Series 2005, 5.000%, 10/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,025   Total Utilities                                                                                          12,310,623
------------------------------------------------------------------------------------------------------------------------------------


                                       29

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 28.8% (19.1% OF TOTAL INVESTMENTS)

$       1,250   Bay County, Florida, Water System Revenue Bonds, Series 2005,         9/15 at 100.00         Aaa     $    1,335,575
                 5.000%, 9/01/24 - AMBAC Insured

                Broward County, Florida, Water and Sewer Utility Revenue
                Bonds, Series 2003:
        5,000    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          5,340,400
        4,500    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          4,769,280

        1,200   Callaway-Bay County, Florida, Wastewater System Revenue               9/14 at 100.00         Aaa          1,271,628
                 Bonds, Series 2004, 5.000%, 9/01/23 - MBIA Insured

                Davie, Florida, Water and Sewerage Revenue Refunding and
                Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA            987,068
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00         AAA            514,933

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,350,063
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,160,525
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          1,298,304

        3,945   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00         AAA          4,181,069
                 Bonds, Citrus Project, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

        1,000   Florida Governmental Utility Authority, Utility System Revenue        7/09 at 101.00         Aaa          1,027,970
                 Bonds, Golden Gate Project, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue Bonds,          9/08 at 102.00         AAA          8,336,000
                 Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        1,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          1,003,620
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        2,510   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00         AAA          2,692,477
                 Series 2004A, 5.000%, 10/01/14 - FGIC Insured

        1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/14 at 100.00         AAA          1,591,380
                 Series 2005, 5.000%, 10/01/24 - MBIA Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00         AAA          1,536,768
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00         Aaa          2,152,140
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00         AAA          1,464,332
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00         AAA          1,084,070

        1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay            10/13 at 100.00         AAA          1,869,140
                 Utility Corporation, Series 2003, 5.000%, 10/01/20 -
                 MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00         AAA          1,084,070
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00         AAA            542,035
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA            541,260

        1,170   Polk County, Florida, Utility System Revenue Bonds,                  10/14 at 100.00         AAA          1,242,879
                 Series 2004A, 5.000%, 10/01/24 - FGIC Insured

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,277,191
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00         AAA          2,117,947

        1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/14 at 100.00         Aaa          1,065,790
                 Series 2004, 5.000%, 9/01/21 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA          1,463,863
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            828,381
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            537,910

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,116,086
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,             4/07 at 102.00         AAA          1,328,119
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,000   Village Center Community Development District, Florida,              10/13 at 101.00         AAA     $    2,161,900
                 Utility Revenue Bonds, Series 2003, 5.250%, 10/01/23 -
                 MBIA Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,149,940
                 5.000%, 10/01/31 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       60,310   Total Water and Sewer                                                                                    64,424,113
------------------------------------------------------------------------------------------------------------------------------------
$     338,995   Total Investments (cost $318,893,344) - 151.0%                                                          337,467,100
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.0)%                                                                       (6,665,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      3,626,523
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 223,428,623
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.9% (10.0% OF TOTAL INVESTMENTS)

$       2,240   FSU Financial Assistance Inc., Florida, General Revenue Bonds,          No Opt. Call         AAA     $    2,420,522
                 Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/14 - AMBAC Insured

        1,985   North Miami, Florida, Educational Facilities Revenue Refunding        4/13 at 100.00         AAA          2,090,979
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/19 - XLCA Insured

        1,500   Volusia County Educational Facilities Authority, Florida,            10/15 at 100.00          AA          1,567,740
                 Revenue Bonds, Embry-Riddle Aeronautical University,
                 Series 2005, 5.000%, 10/15/35 - RAAI Insured

                Volusia County Educational Facilities Authority, Florida,
                Revenue Refunding Bonds, Embry-Riddle Aeronautical
                University, Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00          AA          1,054,460
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00          AA          1,313,863

------------------------------------------------------------------------------------------------------------------------------------
        7,975   Total Education and Civic Organizations                                                                   8,447,564
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 4.6% (3.1% OF TOTAL INVESTMENTS)

        1,000   Halifax Hospital Medical Center, Florida, Revenue Bonds,              6/16 at 100.00        BBB+          1,057,440
                 Series 2006, 5.250%, 6/01/26

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         AA-          1,569,375
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Health Care                                                                                         2,626,815
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.5% (0.8% OF TOTAL INVESTMENTS)

          740   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call         AAA            780,263
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.0% (3.4% OF TOTAL INVESTMENTS)

        2,660   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          2,864,394
                 Texas, General Obligation Bonds, Series 2003,
                 5.375%, 2/15/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 70.1% (46.9% OF TOTAL INVESTMENTS)

          575   Bartram Springs Community Development District,                       5/16 at 100.00         N/R            571,044
                 Duval County, Florida, Special Assessment Bonds,
                 Series 2006, 4.750%, 5/01/34

          400   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA            424,640
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,         10/12 at 101.00         AAA          1,082,590
                 Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,615,280
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Florida Municipal Loan Council, Revenue Bonds, Series 2003B,         12/13 at 100.00         AAA          3,145,530
                 5.000%, 12/01/28 - MBIA Insured

        1,500   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          1,567,260
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,452,531
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00         AAA          2,399,994
                 5.000%, 10/01/20 - AMBAC Insured

        1,330   Mira Lago West Community Development District, Florida,               5/15 at 101.00         N/R          1,337,661
                 Capital Improvement Revenue Bonds, Series 2005,
                 5.375%, 5/01/36

        2,000   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          2,138,320
                 Series 2002A, 5.125%, 1/01/17 - FGIC Insured

        1,500   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          1,587,660
                 Series 2002B, 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00         Aaa          3,603,204
                 Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,             10/14 at 100.00         AAA     $    3,638,285
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

        3,670   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          3,811,992
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,000   Palm Beach Gardens, Florida, Special Obligation Revenue               2/13 at 100.00         AAA          2,128,760
                 Bonds, Series 2004, 5.000%, 5/01/20 - AMBAC Insured

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds,                     9/13 at 100.00         AAA          2,240,208
                 Series 2003, 5.000%, 9/01/23 - MBIA Insured

        1,730   St. John's County, Florida, Sales Tax Revenue Bonds,                 10/14 at 100.00         AAA          1,833,022
                 Series 2004A, 5.000%, 10/01/24 - AMBAC Insured

        4,000   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,221,320
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       37,585   Total Tax Obligation/Limited                                                                             39,799,301
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.9% (7.3% OF TOTAL INVESTMENTS)

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          2,086,840
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                 FSA Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,233,531
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          1,842,502
                 Series 2004B, 5.000%, 10/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,835   Total Transportation                                                                                      6,162,873
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 17.5% (11.7% OF TOTAL INVESTMENTS) (4)

        4,000   Highlands County Health Facilities Authority, Florida, Hospital      11/13 at 100.00      A+ (4)          4,517,400
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2003D, 5.875%, 11/15/29
                 (Pre-refunded 11/15/13)

        1,950   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,102,802
                 Participation, Series 2002D, 5.250%, 8/01/20
                 (Pre-refunded 8/01/12) - FSA Insured

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00     Aa3 (4)          3,334,710
                 Bonds, Baycare Health System, Series 2003,
                 5.750%, 11/15/27 (Pre-refunded 5/15/13)

------------------------------------------------------------------------------------------------------------------------------------
        8,950   Total U.S. Guaranteed                                                                                     9,954,912
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.7% (3.1% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,130,980
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

          500   Tallahassee, Florida, Energy System Revenue Bonds,                   10/15 at 100.00         AAA            530,335
                 Series 2005, 5.000%, 10/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Utilities                                                                                           2,661,315
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 20.4% (13.7% OF TOTAL INVESTMENTS)

        1,000   Bay County, Florida, Water System Revenue Bonds, Series 2005,         9/15 at 100.00         Aaa          1,066,950
                 5.000%, 9/01/25 - AMBAC Insured

        2,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          2,007,240
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          3,170,430
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          2,059,200
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          500   North Port, Florida, Utility System Revenue Bonds,                   10/10 at 101.00         Aaa            522,300
                 Series 2000, 5.000%, 10/01/25 - FSA Insured

        1,095   Palm Bay, Florida, Utility System Revenue Bonds,                     10/14 at 100.00         AAA          1,194,579
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured


                                       33

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA     $    1,575,810
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,095   Total Water and Sewer                                                                                    11,596,509
------------------------------------------------------------------------------------------------------------------------------------
$      79,840   Total Investments (cost $81,366,519) - 149.6%                                                            84,893,946
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                        848,310
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  56,742,256
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES December 31, 2006 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $410,029,395, $358,247,187,
   $318,893,344 and $81,366,519, respectively)            $433,280,624         $373,115,254        $337,467,100         $84,893,946
Cash                                                           263,981            1,038,669                  --                  --
Receivables:
   Interest                                                  4,744,374            4,775,042           4,220,369           1,095,022
   Investments sold                                            100,000                5,000             578,899               5,000
Unrealized appreciation on forward swaps                        50,003               62,504                  --                  --
Other assets                                                    30,996               39,460              32,008                 790
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         438,469,978          379,035,929         342,298,376          85,994,758
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                     --                   --             907,818             197,392
Floating rate obligations                                   52,835,000           41,110,000           6,665,000                  --
Accrued expenses:
   Management fees                                             204,420              179,480             177,818              22,990
   Other                                                        90,154               59,827              78,351              19,566
Preferred share dividends payable                               75,121               63,489              40,766              12,554
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     53,204,695           41,412,796           7,869,753             252,502
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $253,265,283         $220,623,133        $223,428,623         $56,742,256
====================================================================================================================================
Common shares outstanding                                   16,587,502           14,302,595          14,393,396           3,882,373
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.27         $      15.43        $      15.52            $  14.62
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,875         $    143,026        $    143,934         $    38,824
Paid-in surplus                                            231,752,754          206,107,463         204,381,649          54,746,905
Undistributed (Over-distribution of) net investment income    (319,585)            (423,094)            484,552            (113,826)
Accumulated net realized gain (loss) from investments
   and derivative transactions                              (1,634,993)            (134,833)           (155,268)         (1,457,074)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                              23,301,232           14,930,571          18,573,756           3,527,427
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $253,265,283         $220,623,133        $223,428,623         $56,742,256
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended December 31, 2006 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $ 9,764,782          $ 8,431,164         $ 8,201,282          $1,965,802
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,203,663            1,057,768           1,052,116             273,313
Preferred shares - auction fees                                166,356              147,452             139,890              36,548
Preferred shares - dividend disbursing agent fees               10,082               15,123              10,082               5,041
Shareholders' servicing agent fees and expenses                  9,911                7,535               7,748                 367
Floating rate obligations interest expense and fees            430,614              481,756              48,665                  --
Custodian's fees and expenses                                   80,692               71,879              51,378              13,317
Trustees' fees and expenses                                      4,271                4,180               3,627                 980
Professional fees                                               12,307               11,047              10,602               6,315
Shareholders' reports - printing and mailing expenses           19,792               16,732              16,146               5,593
Stock exchange listing fees                                      4,982                4,968               4,982                 166
Investor relations expense                                      23,616               20,598              20,706               5,405
Other expenses                                                  11,623               12,358              12,048               8,001
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     1,977,909            1,851,396           1,377,990             355,046
   Custodian fee credit                                        (11,748)             (19,069)            (10,900)             (5,059)
   Expense reimbursement                                            --                   --                  --            (137,512)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,966,161            1,832,327           1,367,090             212,475
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        7,798,621            6,598,837           6,834,192           1,753,327
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                      489,076              186,493             158,514              (6,780)
Net realized gain (loss) from forward swaps                         --                   --                  --              53,678
Change in net unrealized appreciation (depreciation)
   of investments                                            8,983,153            8,000,848           6,211,573           2,328,604
Change in net unrealized appreciation (depreciation)
   of forward swaps                                             50,003               62,504                  --            (228,722)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      9,522,232            8,249,845           6,370,087           2,146,780
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (2,279,170)          (2,024,023)         (1,860,987)           (489,771)
From accumulated net realized gains                                 --                   --             (76,894)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (2,279,170)          (2,024,023)         (1,937,881)           (489,771)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                  $15,041,683          $12,824,659         $11,266,398          $3,410,336
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                           FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                           --------------------------------         --------------------------------
                                                            SIX MONTHS                               SIX MONTHS
                                                                 ENDED           YEAR ENDED               ENDED          YEAR ENDED
                                                              12/31/06              6/30/06            12/31/06             6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 7,798,621         $ 15,600,126         $ 6,598,837        $ 13,225,877
Net realized gain (loss) from investments                      489,076              501,480             186,493             859,292
Net realized gain (loss) from forward swaps                         --                   --                  --                  --
Change in net unrealized appreciation (depreciation)
   of investments                                            8,983,153          (14,732,365)          8,000,848         (12,303,508)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                             50,003                   --              62,504                  --
Distributions to Preferred shareholders:
   From net investment income                               (2,279,170)          (3,430,679)         (2,024,023)         (3,035,981)
   From accumulated net realized gains                              --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
      Common shares from operations                         15,041,683           (2,061,438)         12,824,659          (1,254,320)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (5,689,513)         (13,251,988)         (4,705,555)        (11,076,970)
From accumulated net realized gains                                 --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (5,689,513)         (13,251,988)         (4,705,555)        (11,076,970)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                           --              155,702                  --              42,933
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                  --              155,702                  --              42,933
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                          9,352,170          (15,157,724)          8,119,104         (12,288,357)
Net assets applicable to Common shares at the
   beginning of period                                     243,913,113          259,070,837         212,504,029         224,792,386
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $253,265,283         $243,913,113        $220,623,133        $212,504,029
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $   (319,585)        $   (149,523)       $   (423,094)       $   (292,353)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                    INSURED FLORIDA                         INSURED FLORIDA
                                                                 PREMIUM INCOME (NFL)                   TAX-FREE ADVANTAGE (NWF)
                                                           --------------------------------         --------------------------------
                                                            SIX MONTHS                               SIX MONTHS
                                                                 ENDED           YEAR ENDED               ENDED          YEAR ENDED
                                                              12/31/06              6/30/06            12/31/06             6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $  6,834,192         $ 13,821,853         $ 1,753,327         $ 3,506,557
Net realized gain (loss) from investments                      158,514              938,575              (6,780)             (4,419)
Net realized gain (loss) from forward swaps                         --                   --              53,678             137,974
Change in net unrealized appreciation (depreciation)
   of investments                                            6,211,573          (13,926,918)          2,328,604          (3,311,864)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --            (228,722)            418,597
Distributions to Preferred shareholders:
   From net investment income                               (1,860,987)          (2,768,590)           (489,771)           (728,881)
   From accumulated net realized gains                         (76,894)            (281,644)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
      to Common shares from operations                      11,266,398           (2,216,724)          3,410,336              17,964
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (5,440,705)         (11,855,911)         (1,292,832)         (2,694,347)
From accumulated net realized gains                           (300,822)          (2,071,689)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (5,741,527)         (13,927,600)         (1,292,832)         (2,694,347)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                           --              268,943                  --               5,148
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                  --              268,943                  --               5,148
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                          5,524,871          (15,875,381)          2,117,504          (2,671,235)
Net assets applicable to Common shares at the
   beginning of period                                     217,903,752          233,779,133          54,624,752          57,295,987
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $223,428,623         $217,903,752         $56,742,256         $54,624,752
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $    484,552         $    952,052          $ (113,826)          $ (84,550)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
        CASH FLOWS Six Months Ended December 31, 2006 (Unaudited)
                                                                                                                            FLORIDA
                                                                                                                     QUALITY INCOME
                                                                                                                              (NUF)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                      $ 12,824,659
Adjustments to reconcile the net increase (decrease) in
   net assets applicable to Common shares from operations
   to net cash provided by (used in) operating activities:
   Purchases of investments                                                                                             (62,468,320)
   Proceeds from sales of investments                                                                                    21,899,852
   Amortization/(Accretion) of premiums and discounts, net                                                                  437,863
   (Increase) Decrease in receivable for interest                                                                           105,973
   (Increase) Decrease in receivable for investments sold                                                                    (5,000)
   (Increase) Decrease in other assets (4,233)
   Increase (Decrease) in floating rate obligations                                                                      41,110,000
   Increase (Decrease) in accrued management fees                                                                             8,376
   Increase (Decrease) in accrued other liabilities                                                                          (5,097)
   Increase (Decrease) in Preferred shares dividends payable                                                                 28,254
   Net realized (gain) loss from investments                                                                               (186,493)
   Change in net unrealized (appreciation) depreciation of investments                                                   (8,000,848)
   Change in net unrealized (appreciation) depreciation of forward swaps                                                    (62,504)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                                    5,682,482
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                                                           (4,705,555)
------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                                                      (4,705,555)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                                             976,927
Cash at the beginning of period                                                                                              61,742
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                              $  1,038,669
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Florida funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or a forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At December 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. The investment policies of Insured Florida Tax-Free Advantage (NWF) permit the Fund to invest in a limited amount of out-of-state securities. Although the Fund may pursue this strategy from time to time, this strategy will not impact the tax-exempt status of the Fund's shares or of its distributions to its shareholders. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                       INVESTMENT       QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                     --        1,700           --           --
   Series T                                                  3,080           --           --           --
   Series W                                                     --           --        1,640        1,160
   Series TH                                                    --        1,700        2,800           --
   Series F                                                  2,200        1,280           --           --
---------------------------------------------------------------------------------------------------------
Total                                                        5,280        4,680        4,440        1,160
=========================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



During the six months ended December 31, 2006, Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income (NFL) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Insured Florida Tax-Free Advantage (NWF) did not invest in any such instruments during the six months ended December 31, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended December 31, 2006, were as follows:

                                                                                                 INSURED
                                                                       FLORIDA      FLORIDA      FLORIDA
                                                                    INVESTMENT      QUALITY      PREMIUM
                                                                       QUALITY       INCOME       INCOME
                                                                         (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------------------------------
Average floating rate obligations                                  $22,291,821  $25,014,783   $2,500,000
Average annual interest rate                                             3.83%        3.82%        3.86%
========================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Insurance

Insured Florida Premium Income (NFL) invests only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Bank Borrowings

The Funds have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate. As of December 31, 2006, the Funds were paying an annualized interest rate of 5.67% on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                               FLORIDA                    FLORIDA
                                                      INVESTMENT QUALITY (NQF)     QUALITY INCOME (NUF)
                                                      ------------------------   ------------------------
                                                      SIX MONTHS                 SIX MONTHS
                                                           ENDED  YEAR ENDED          ENDED    YEAR ENDED
                                                        12/31/06     6/30/06       12/31/06       6/30/06
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                       --       9,854             --         2,715
=========================================================================================================
                                                          INSURED FLORIDA            INSURED FLORIDA
                                                        PREMIUM INCOME (NFL)     TAX-FREE ADVANTAGE (NWF)
                                                      ------------------------   ------------------------
                                                      SIX MONTHS                 SIX MONTHS
                                                           ENDED  YEAR ENDED          ENDED    YEAR ENDED
                                                        12/31/06     6/30/06       12/31/06       6/30/06
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                       --      16,602             --           339
=========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended December 31, 2006, were as follows:

                                                                                      INSURED      INSURED
                                                           FLORIDA      FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY       INCOME        INCOME    ADVANTAGE
                                                             (NQF)        (NUF)         (NFL)        (NWF)
----------------------------------------------------------------------------------------------------------
Purchases                                             $100,119,120  $62,468,320   $10,574,400     $575,000
Sales and maturities                                    47,936,940   21,899,852     5,211,167       55,000
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2006, the cost of investments was as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                   $356,878,764  $317,149,691  $312,150,630  $81,448,740
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $23,586,916   $14,910,562   $18,836,543   $3,583,236
   Depreciation                                            (19,864)      (37,162)     (184,799)    (138,030)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                      $23,567,052   $14,873,400   $18,651,744   $3,445,206
===========================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at June 30, 2006, the Funds' last tax year end, were as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                     $565,717      $538,929    $1,630,527     $144,993
Undistributed net ordinary income **                            --            --            --           --
Undistributed net long-term capital gains                       --            --       248,732           --
===========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2006, paid on July 3, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended June 30, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $16,916,047   $14,335,500   $14,787,761   $3,426,176
Distributions from net ordinary income **                       --            --            --           --
Distributions from net long-term capital gains                  --            --     2,353,333           --
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2006, the Funds' last tax year-end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                   INSURED
                                                                        FLORIDA       FLORIDA      FLORIDA
                                                                     INVESTMENT       QUALITY     TAX-FREE
                                                                        QUALITY        INCOME    ADVANTAGE
                                                                          (NQF)         (NUF)        (NWF)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2012                                                              $       --      $     --   $  837,725
   2013                                                               2,124,069       321,326       97,429
   2014                                                                      --            --      236,626
----------------------------------------------------------------------------------------------------------
Total                                                                $2,124,069      $321,326   $1,171,780
==========================================================================================================

Insured Florida Tax-Free Advantage (NWF) elected to defer net realized losses from investments incurred from November 1, 2005 through June 30, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $249,969 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                FLORIDA INVESTMENT QUALITY (NQF)
AVERAGE DAILY NET ASSETS                            FLORIDA QUALITY INCOME (NUF)
(INCLUDING NET ASSETS                       INSURED FLORIDA PREMIUM INCOME (NFL)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                   INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
NOVEMBER 30,                                   NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                        .32%              2007                         .32%
2003                         .32               2008                         .24
2004                         .32               2009                         .16
2005                         .32               2010                         .08
2006                         .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations on June 29, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2007, to shareholders of record on January 15, 2007, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0575       $.0550       $.0630       $.0545
================================================================================

                        Financial
                                HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
FLORIDA INVESTMENT QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               $14.70        $ .47       $ .58           $(.14)           $  --     $ .91       $ (.34)      $ --     $ (.34)
2006                   15.63          .94        (.86)           (.21)              --      (.13)        (.80)        --       (.80)
2005                   14.81          .96         .94            (.11)              --      1.79         (.97)        --       (.97)
2004                   15.87         1.06        (.84)           (.06)            (.01)      .15        (1.01)      (.20)     (1.21)
2003                   15.19         1.10         .76            (.07)            (.01)     1.78         (.97)      (.13)     (1.10)
2002                   14.76         1.13         .41            (.11)            (.02)     1.41         (.92)      (.06)      (.98)

FLORIDA QUALITY INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                14.86          .46         .58            (.14)              --       .90         (.33)        --       (.33)
2006                   15.72          .92        (.80)           (.21)              --      (.09)        (.77)        --       (.77)
2005                   14.81          .94        1.04            (.11)              --      1.87         (.96)        --       (.96)
2004                   15.75         1.04        (.78)           (.05)            (.01)      .20        (1.00)      (.14)     (1.14)
2003                   15.23         1.08         .71            (.07)            (.02)     1.70        (1.00)      (.18)     (1.18)
2002                   15.02         1.18         .14            (.12)            (.01)     1.19         (.94)      (.04)      (.98)
====================================================================================================================================
                                                                       Total Returns
                                                                   ----------------------
                                                                                  Based
                              Offering                                               on
                             Costs and      Ending                               Common
                             Preferred      Common                  Based         Share
                                 Share       Share      Ending         on           Net
                          Underwriting   Net Asset      Market     Market         Asset
                             Discounts       Value       Value      Value**       Value**
=========================================================================================
FLORIDA INVESTMENT QUALITY (NQF)
-----------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                           $ --      $15.27      $13.81       8.75%         6.24%
2006                                --       14.70       13.02     (11.13)         (.85)
2005                                --       15.63       15.48      17.51         12.40
2004                                --       14.81       14.03      (9.61)          .95
2003                                --       15.87       16.75      13.28         12.02
2002                                --       15.19       15.83      13.27          9.77

FLORIDA QUALITY INCOME (NUF)
-----------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                             --       15.43       13.84       8.45          6.07
2006                                --       14.86       13.07      (9.64)         (.55)
2005                                --       15.72       15.27      17.42         12.89
2004                                --       14.81       13.84     (10.29)         1.29
2003                                --       15.75       16.60      11.56         11.45
2002                                --       15.23       15.99      13.80          8.15
=========================================================================================
                                                                Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                  Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                        Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
FLORIDA
INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)             $253,265        1.56%*          1.22%*           6.15%*       1.55%*          1.21%*           6.16%*        12%
2006                 243,913        1.20            1.20             6.21         1.19            1.19             6.22           6
2005                 259,071        1.23            1.23             6.26         1.22            1.22             6.27          15
2004                 245,045        1.25            1.25             6.92         1.25            1.25             6.92          23
2003                 261,856        1.20            1.20             7.00         1.19            1.19             7.01          16
2002                 249,833        1.26            1.26             7.53         1.23            1.23             7.56          34

FLORIDA
QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)              220,623        1.68*           1.24*            5.96*        1.66*           1.22*            5.98*          6
2006                 212,504        1.22            1.22             6.06         1.21            1.21             6.06           8
2005                 224,792        1.24            1.24             6.07         1.23            1.23             6.07          20
2004                 211,659        1.25            1.25             6.83         1.25            1.25             6.83          38
2003                 224,311        1.24            1.24             6.92         1.23            1.23             6.94          28
2002                 216,044        1.28            1.28             7.81         1.26            1.26             7.83          30
====================================================================================================================================

                                                      Floating Rate Obligations
                Preferred Shares at End of Period          at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)    Per $1,000
================================================================================
FLORIDA INVESTMENT QUALITY (NQF)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)          $132,000       $25,000      $72,967       $52,835        $8,292
2006              132,000        25,000       71,196            --            --
2005              132,000        25,000       74,066            --            --
2004              132,000        25,000       71,410            --            --
2003              132,000        25,000       74,594            --            --
2002              132,000        25,000       72,317            --            --

FLORIDA QUALITY INCOME (NUF)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)           117,000        25,000       72,142        41,110         9,213
2006              117,000        25,000       70,407            --            --
2005              117,000        25,000       73,033            --            --
2004              117,000        25,000       70,226            --            --
2003              117,000        25,000       72,930            --            --
2002              117,000        25,000       71,163            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended December 31, 2006.


                                 See accompanying notes to financial statements.


                                  48-49 spread

          Selected data for a Common share outstanding throughout each period:

                                                            Investment Operations                          Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
INSURED FLORIDA
PREMIUM
INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)               $15.14        $ .47        $.45           $(.13)           $(.01)    $ .78        $(.38)     $(.02)    $ (.40)
2006                   16.26          .96        (.91)           (.19)            (.02)     (.16)        (.82)      (.14)      (.96)
2005                   15.59          .99         .86            (.11)            (.01)     1.73         (.95)      (.11)     (1.06)
2004                   16.57         1.02        (.88)           (.05)            (.01)      .08         (.96)      (.10)     (1.06)
2003                   15.66         1.04         .89            (.08)              --      1.85         (.93)      (.01)      (.94)
2002                   15.30         1.07         .27            (.12)              --      1.22         (.86)        --       (.86)

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)                14.07          .45         .56            (.13)              --       .88         (.33)        --       (.33)
2006                   14.76          .90        (.71)           (.19)              --        --         (.69)        --       (.69)
2005                   13.78          .90         .98            (.10)              --      1.78         (.80)        --       (.80)
2004                   14.75          .93        (.99)           (.05)              --      (.11)        (.86)        --       (.86)
2003(b)                14.33          .40         .70            (.03)              --      1.07         (.43)        --       (.43)
====================================================================================================================================
                                                                    Total Returns
                                                                ----------------------
                                                                               Based
                           Offering                                               on
                          Costs and      Ending                               Common
                          Preferred      Common                  Based         Share
                              Share       Share      Ending         on           Net
                       Underwriting   Net Asset      Market     Market         Asset
                          Discounts       Value       Value      Value**       Value**
======================================================================================
INSURED FLORIDA
PREMIUM
INCOME (NFL)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)                        $ --      $15.52      $14.64       9.47%         5.17%
2006                             --       15.14       13.74     (12.56)         (.95)
2005                             --       16.26       16.74      25.54         11.33
2004                             --       15.59       14.24     (11.70)          .46
2003                             --       16.57       17.22      16.05         12.10
2002                             --       15.66       15.71      14.29          8.13

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)                          --       14.62       13.36       2.43          6.30
2006                             --       14.07       13.37      (1.43)          .03
2005                             --       14.76       14.26      16.62         13.18
2004                             --       13.78       12.94     (13.56)         (.79)
2003(b)                        (.22)      14.75       15.87       8.82          6.08
======================================================================================
                                                                Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                         Applicable to Common Shares                Applicable to Common Shares
                                         Before Credit/Reimbursement                After Credit/Reimbursement***
                                 -------------------------------------------  -------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable    Expenses        Expenses             Net     Expenses        Expenses             Net    Portfolio
                     to Common   Including       Excluding      Investment    Including       Excluding      Investment     Turnover
                   Shares (000)   Interest++(a)   Interest++(a)     Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
INSURED FLORIDA
PREMIUM
INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)               $223,429        1.23%*          1.18%*          6.07%*       1.22%*          1.17%*          6.08%*         2%
2006                   217,904        1.18            1.18            6.13         1.17            1.17            6.14           9
2005                   233,779        1.16            1.16            6.14         1.16            1.16            6.15          12
2004                   223,965        1.16            1.16            6.36         1.15            1.15            6.36          38
2003                   237,490        1.18            1.18            6.41         1.16            1.16            6.42          14
2002                   223,961        1.21            1.21            6.89         1.21            1.21            6.89           8

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)                 56,742        1.25*           1.25*           5.68*         .75*            .75*           6.18*         --
2006                    54,625        1.26            1.26            5.77          .76             .76            6.27           5
2005                    57,296        1.24            1.24            5.77          .75             .75            6.26           7
2004                    53,504        1.25            1.25            6.04          .74             .74            6.56         130
2003(b)                 57,223        1.15*           1.15*           4.18*         .67*            .67*           4.66*         46
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
               -------------------------------------   -------------------------
                 Aggregate  Liquidation                 Aggregate
                    Amount   and Market        Asset        Amount         Asset
               Outstanding        Value     Coverage   Outstanding      Coverage
                     (000)    Per Share    Per Share         (000)    Per $1,000
================================================================================
INSURED FLORIDA PREMIUM INCOME (NFL)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)           $111,000      $25,000      $75,322        $6,665       $51,177
2006               111,000       25,000       74,077            --            --
2005               111,000       25,000       77,653            --            --
2004               111,000       25,000       75,443            --            --
2003               111,000       25,000       78,489            --            --
2002               111,000       25,000       75,442            --            --

INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(c)             29,000       25,000       73,916            --            --
2006                29,000       25,000       72,090            --            --
2005                29,000       25,000       74,393            --            --
2004                29,000       25,000       71,124            --            --
2003(b)             29,000       25,000       74,330            --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 -Inverse Floating Rate Securities.


(b) For the period November 21, 2002 (commencement of operations) through June 30, 2003.

(c)  For the six months ended December 31, 2006.

                                 See accompanying notes to financial statements.


                                  50-51 spread

                        Reinvest Automatically
                              EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on April 2, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT AVERAGE ANNUAL TOTAL RETURN:

This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $162 billion in assets, as of December 31 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-A-1206D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Quality Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.